FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

18. FAIR VALUE MEASUREMENTS

        There is no financial asset or liability measured at fair value on recurring basis as of December 31, 2012 and 2013.

Measured at fair value on nonrecurring basis

        The Group measured the distribution rights and production costs at fair value on a nonrecurring basis when it wrote down the carrying amounts of the distribution rights and production costs to their fair value as a result of the impairment assessments (Note 6 and Note 7). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of the future cash flows and the discount rate.